Redeemable Preferred Shares and Convertible Bond - Summary Of Group's Redeemable Preferred Shares Activities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Conversion and Re-Designation of Preferred Shares Into Class A Common Shares	¥ 458,901
Series A Preferred Stock [Member]
Balances as of January 1	¥ 84,072	¥ 78,390
Balances as of January 1, Shares	204,022,000	204,022,000
Redeemable Preferred Shares redemption value accretion	¥ 788	¥ 5,682
Conversion and Re-Designation of Preferred Shares Into Class A Common Shares	¥ (84,860)
Conversion and Re-Designation of Preferred Shares Into Class A common Shares, Shares	(204,022,000)
Balances as of December 31		¥ 84,072
Balances as of December 31, Shares		204,022,000
Series B Preferred Stock [Member]
Balances as of January 1	¥ 261,272	¥ 241,918
Balances as of January 1, Shares	185,512,580	185,512,580
Redeemable Preferred Shares redemption value accretion	¥ 2,634	¥ 19,354
Conversion and Re-Designation of Preferred Shares Into Class A Common Shares	¥ (263,906)
Conversion and Re-Designation of Preferred Shares Into Class A common Shares, Shares	(185,512,580)
Balances as of December 31		¥ 261,272
Balances as of December 31, Shares		185,512,580
Series B+ redeemable preferred shares [Member]
Balances as of January 1	¥ 81,654	¥ 75,606
Balances as of January 1, Shares	43,937,180	43,937,180
Redeemable Preferred Shares redemption value accretion	¥ 701	¥ 6,048
Conversion and Re-Designation of Preferred Shares Into Class A Common Shares	¥ (82,355)
Conversion and Re-Designation of Preferred Shares Into Class A common Shares, Shares	(43,937,180)
Balances as of December 31		¥ 81,654
Balances as of December 31, Shares		43,937,180
Series B++ redeemable preferred shares [Member]
Balances as of January 1	¥ 27,629	¥ 25,859
Balances as of January 1, Shares	16,574,460	16,574,460
Redeemable Preferred Shares redemption value accretion	¥ 151	¥ 1,770
Conversion and Re-Designation of Preferred Shares Into Class A Common Shares	¥ (27,780)
Conversion and Re-Designation of Preferred Shares Into Class A common Shares, Shares	(16,574,460)
Balances as of December 31		¥ 27,629
Balances as of December 31, Shares		16,574,460